UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Ticker: HTY
Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the transfer agent or from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling the transfer agent, Computershare, at 800-852-0218, by going to "Communication Preferences" at computershare.com/investor, or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform the transfer agent or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; developed country stock markets lost ground as fears of slowing economic growth, the potential consequences of mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those concerns were quelled as favorable earnings reports and early signs of progress with the China trade dispute sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the U.S. Federal Reserve.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

Table of contents

2	Your fund at a glance
3	Portfolio Summary
5	Fund's investments
10	Financial statements
13	Financial highlights
14	Notes to financial statements
21	Additional information
21	Shareholder meeting
22	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide total return consisting of a high level of current income and gains and long-term capital appreciation. The fund will seek to achieve favorable after-tax returns for shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The MSCI World Index is a free float-adjusted capitalization-weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The performance data contained within this material represents past performance, which does not guarantee future results.

Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund's performance at net asset value (NAV) is different from the fund's performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund's most recent performance can be found at jhinvestments.com or by calling 800-852-0218.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/19 (%)

A note about risks

As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. The value of a company's equity securities is subject to changes in its financial condition and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. For the fiscal year ended October 31, 2018, the fund's aggregate distributions included a tax return of capital of $0.41 per share, or 51% of aggregate distributions, which may increase the potential tax gain or decrease the potential tax loss of a subsequent sale of shares of the fund. See the financial highlights and notes to the financial statements for details of the return of capital and risks associated with distributions made by the fund. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if an issuer, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Focusing on a particular industry or sector may increase the fund's volatility and make it more susceptible to market, economic, and regulatory risks as well as other factors affecting those industries or sectors. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of fund securities may negatively impact performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       3

TOP 10 COUNTRIES AS OF 4/30/19 (%)

United States	46.4
United Kingdom	13.3
Germany	9.4
France	8.4
Canada	6.2
Italy	3.5
Switzerland	3.0
Australia	1.9
Netherlands	1.5
Japan	1.1
TOTAL	94.7
As a percentage of net assets.
Cash and cash equivalents are not included.

TOP 10 HOLDINGS AS OF 4/30/19 (%)

AXA SA	3.6
Muenchener Rueckversicherungs-Gesellschaft AG	3.6
Eaton Corp. PLC	2.2
Unilever PLC	2.1
Allianz SE	1.9
Texas Instruments, Inc.	1.8
Duke Energy Corp.	1.8
BCE, Inc.	1.7
Entergy Corp.	1.6
Verizon Communications, Inc.	1.6
TOTAL	21.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       4

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 99.3%		$84,528,165
(Cost $83,843,389)
Australia 1.9%		1,650,572
Commonwealth Bank of Australia	9,100	478,252
Macquarie Group, Ltd.	5,586	530,860
Westpac Banking Corp.	33,020	641,460
Canada 6.2%		5,249,192
BCE, Inc.	32,600	1,458,568
Nutrien, Ltd.	13,023	705,586
Pembina Pipeline Corp.	24,200	865,253
Rogers Communications, Inc., Class B	15,200	765,276
Royal Bank of Canada	7,624	607,610
TELUS Corp.	23,000	846,899
France 8.4%		7,179,522
AXA SA	115,400	3,077,318
Cie Generale des Etablissements Michelin SCA	6,500	840,518
Sanofi	9,674	844,049
SCOR SE	11,300	461,318
TOTAL SA	23,019	1,279,644
Vinci SA	6,700	676,675
Germany 9.4%		8,020,109
Allianz SE	6,800	1,643,656
BASF SE	9,500	775,589
Deutsche Post AG	22,059	766,780
Deutsche Telekom AG	74,200	1,243,214
Muenchener Rueckversicherungs-Gesellschaft AG	12,300	3,060,902
Siemens AG	4,420	529,968
Italy 3.5%		2,947,631
Assicurazioni Generali SpA	40,755	790,730
Snam SpA	230,007	1,170,939
Terna Rete Elettrica Nazionale SpA	164,350	985,962
Japan 1.1%		899,686
Takeda Pharmaceutical Company, Ltd.	11,200	413,299
Tokio Marine Holdings, Inc.	9,600	486,387
Netherlands 1.5%		1,302,238
Royal Dutch Shell PLC, ADR, Class A (A)	20,498	1,302,238
Norway 0.7%		619,249
Orkla ASA	78,900	619,249
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	5

	Shares	Value
Singapore 0.9%		$741,072
Singapore Exchange, Ltd.	47,700	258,995
Singapore Telecommunications, Ltd.	208,600	482,077
South Korea 0.8%		644,420
Samsung Electronics Company, Ltd., GDR (B)	651	644,420
Spain 0.7%		572,213
Naturgy Energy Group SA	20,100	572,213
Sweden 0.9%		727,347
Svenska Handelsbanken AB, A Shares	66,588	727,347
Switzerland 3.0%		2,543,402
Nestle SA	6,800	654,688
Novartis AG	11,103	909,781
Roche Holding AG	3,710	978,933
Taiwan 0.6%		551,080
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	12,576	551,080
United Kingdom 13.3%		11,341,623
AstraZeneca PLC, ADR (A)	24,031	905,007
BAE Systems PLC	132,800	853,543
British American Tobacco PLC	22,600	884,766
British American Tobacco PLC, ADR	8,046	315,403
GlaxoSmithKline PLC	63,000	1,294,223
Imperial Brands PLC	39,077	1,243,359
Lloyds Banking Group PLC	858,320	701,964
Micro Focus International PLC	25,783	653,578
National Grid PLC	103,550	1,134,486
SSE PLC	35,500	531,173
Unilever PLC	29,866	1,810,330
Vodafone Group PLC	546,555	1,013,791
United States 46.4%		39,538,809
3M Company	2,200	416,922
AbbVie, Inc.	7,800	619,242
Altria Group, Inc. (A)	23,000	1,249,590
Ameren Corp. (A)	8,800	640,376
American Electric Power Company, Inc. (A)	8,900	761,395
Arthur J. Gallagher & Company (A)	5,800	484,996
AT&T, Inc. (A)	37,223	1,152,424
BB&T Corp.	9,728	498,074
BlackRock, Inc. (A)	1,100	533,764
Broadcom, Inc.	1,645	523,768
Chevron Corp.	6,155	738,969
Cisco Systems, Inc. (A)	18,528	1,036,642
6	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
CME Group, Inc. (A)	2,698	$482,672
Dominion Energy, Inc. (A)	13,499	1,051,167
Dow, Inc. (C)	8,206	465,526
DowDuPont, Inc.	8,700	334,515
Duke Energy Corp. (A)	16,400	1,494,368
Eaton Corp. PLC	22,368	1,852,518
Emerson Electric Company (A)	10,720	761,013
Entergy Corp. (A)	14,384	1,393,810
Exxon Mobil Corp. (A)	12,300	987,444
FirstEnergy Corp.	30,165	1,267,835
Hanesbrands, Inc.	30,382	549,003
IBM Corp.	3,356	470,746
Intel Corp.	11,731	598,750
Johnson & Johnson (A)	4,325	610,690
Kimberly-Clark Corp. (A)	6,100	783,118
Las Vegas Sands Corp.	14,400	965,520
Leggett & Platt, Inc.	14,377	565,879
Lockheed Martin Corp. (A)	2,132	710,660
LyondellBasell Industries NV, Class A	6,400	564,672
McDonald's Corp. (A)	3,501	691,693
Merck & Company, Inc. (A)	7,900	621,809
MetLife, Inc. (A)	18,434	850,360
Microsoft Corp. (A)	6,200	809,720
Occidental Petroleum Corp. (A)	14,100	830,208
People's United Financial, Inc. (A)	28,000	484,120
PepsiCo, Inc.	5,400	691,470
Pfizer, Inc. (A)	26,975	1,095,455
Philip Morris International, Inc. (A)	12,900	1,116,624
PPL Corp. (A)	28,300	883,243
Target Corp.	6,400	495,488
Texas Instruments, Inc. (A)	13,268	1,563,368
The Coca-Cola Company (A)	12,000	588,720
The Procter & Gamble Company (A)	6,100	649,528
United Parcel Service, Inc., Class B	5,195	551,813
Verizon Communications, Inc. (A)	24,025	1,373,990
Watsco, Inc.	3,392	537,530
WEC Energy Group, Inc. (A)	9,081	712,223
Wells Fargo & Company	8,787	425,379

	Yield (%)	Shares	Value
Short-term investments 1.1%			$921,567
(Cost $921,567)
Money market funds 0.5%			394,567
State Street Institutional Treasury Money Market Fund, Premier Class	2.3344(D)	394,567	394,567

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	7

	Par value^	Value
Repurchase agreement 0.6%		527,000

Repurchase Agreement with State Street Corp. dated 4-30-19 at 1.300% to be repurchased at $527,019 on 5-1-19, collateralized by $530,000 U.S. Treasury Notes, 2.625% due 7-15-21 (valued at $537,754, including interest)	527,000	527,000

Total investments (Cost $84,764,956) 100.4%	$85,449,732
Other assets and liabilities, net (0.4%)	(301,891)
Total net assets 100.0%	$85,147,841

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 4-30-19 was $23,683,618.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 4-30-19.
8	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	NASDAQ 100 Index	USD	7,690.00	May 2019	3	300	$35,235	$(46,095)
Exchange-traded	S&P 100 Index	USD	1,315.00	May 2019	40	4,000	8,043	(24,800)
Exchange-traded	S&P 100 Index	USD	1,290.00	May 2019	4	400	5,447	(8,720)
Exchange-traded	S&P 100 Index	USD	1,290.00	Jul 2019	113	11,300	339,427	(452,000)
Exchange-traded	S&P 100 Index	USD	1,375.00	Jul 2019	25	2,500	5,855	(8,500)
Exchange-traded	S&P 500 Index	USD	2,950.00	May 2019	9	900	8,116	(7,875)
Exchange-traded	S&P 500 Index	USD	2,965.00	May 2019	9	900	7,013	(8,505)
Exchange-traded	S&P 500 Index	USD	2,945.00	May 2019	9	900	11,963	(21,870)
Exchange-traded	S&P 500 Index	USD	2,995.00	May 2019	4	400	3,197	(3,520)
Exchange-traded	S&P 500 Index	USD	3,050.00	Jun 2019	24	2,400	10,061	(19,440)
							$434,357	$(601,325)

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $96,884,933. Net unrealized depreciation aggregated to $12,036,526, of which $3,011,142 related to gross unrealized appreciation and $15,047,668 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $84,764,956)	$85,449,732
Cash	955
Dividends and interest receivable	918,319
Receivable for investments sold	4,370,283
Other assets	76,539
Total assets	90,815,828
Liabilities
Written options, at value (Premiums received $434,357)	601,325
Payable for investments purchased	4,966,427
Payable to affiliates
Accounting and legal services fees	5,915
Trustees' fees	134
Other liabilities and accrued expenses	94,186
Total liabilities	5,667,987
Net assets	$85,147,841
Net assets consist of
Paid-in capital	$108,416,115
Total distributable earnings (loss)	(23,268,274)
Net assets	$85,147,841

Net asset value per share
Based on 11,044,437 shares of beneficial interest outstanding - unlimited number of shares authorized with $0.01 par value	$ 7.71
10	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$2,942,037
Interest	18,529
Less foreign taxes withheld	(130,602)
Total investment income	2,829,964
Expenses
Investment management fees	395,315
Accounting and legal services fees	10,014
Transfer agent fees	12,330
Trustees' fees	21,995
Custodian fees	20,145
Printing and postage	41,892
Professional fees	54,216
Stock exchange listing fees	8,361
Other	4,511
Total expenses	568,779
Less expense reductions	(3,051)
Net expenses	565,728
Net investment income	2,264,236
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,979,597)
Written options	(930,027)
(2,909,624)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,407,805
Written options	(394,908)
5,012,897
Net realized and unrealized gain	2,103,273
Increase in net assets from operations	$4,367,509

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$2,264,236	$4,494,980
Net realized loss	(2,909,624)	(2,453,114)
Change in net unrealized appreciation (depreciation)	5,012,897	(6,922,809)
Increase (decrease) in net assets resulting from operations	4,367,509	(4,880,943)
Distributions to shareholders
From net investment income and net realized gain	(3,534,220) [1]	(4,509,993)
From tax return of capital	—	(4,540,867)
Total distributions	(3,534,220)	(9,050,860)
Fund share transactions
Issued pursuant to Dividend Reinvestment Plan	—	85,293
Total increase (decrease)	833,289	(13,846,510)
Net assets
Beginning of period	84,314,552	98,161,062
End of period	$85,147,841	$84,314,552
Share activity
Shares outstanding
Beginning of period	11,044,437	11,034,238
Issued pursuant to Dividend Reinvestment Plan	—	10,199
End of period	11,044,437	11,044,437

[1]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
12	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$7.63	$8.90	$8.77	$10.07	$11.44	$12.25
Net investment income[2]	0.21	0.41	0.44	0.52	0.64	0.80
Net realized and unrealized gain (loss) on investments	0.19	(0.86)	0.66	(0.57)	(0.75)	(0.36)
Total from investment operations	0.40	(0.45)	1.10	(0.05)	(0.11)	0.44
Less distributions
From net investment income	(0.32) [3]	(0.41)	(0.44)	(0.52)	(0.75)	(1.28)
From tax return of capital	—	(0.41)	(0.54)	(0.76)	(0.53)	—
Total distributions	(0.32)	(0.82)	(0.98)	(1.28)	(1.28)	(1.28)
Anti-dilutive impact of shelf offering	—	—	0.01	0.03	0.02	0.03
Net asset value, end of period	$7.71	$7.63	$8.90	$8.77	$10.07	$11.44
Per share market value, end of period	$6.95	$6.91	$8.97	$10.35	$9.51	$12.59
Total return at net asset value (%)[4,5]	5.89 [6]	(5.45)	12.95	(1.28)	(0.65)	3.65
Total return at market value (%)[4]	5.40 [6]	(15.04)	(3.54)	23.37	(14.74)	10.55
Ratios and supplemental data
Net assets, end of period (in millions)	$85	$84	$98	$96	$106	$117
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37 [7]	1.35	1.32	1.32	1.27	1.32
Expenses including reductions	1.36 [7]	1.34	1.31	1.32	1.26	1.32
Net investment income	5.44 [7]	4.90	4.96	5.60	6.01	6.60
Portfolio turnover (%)	118	208	220	253	261	228

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
[4]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	13

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Tax-Advantaged Global Shareholder Yield Fund (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

In 2012, 2015 and 2018, the fund filed registration statements with the Securities and Exchange Commission (SEC), registering and/or carrying forward 1,200,000, 1,500,000 and 1,000,000 common shares, respectively, through equity shelf offering programs. Under these programs, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund's net asset value (NAV) per common share.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       14

certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$1,650,572	—	$1,650,572	—
Canada	5,249,192	$5,249,192	—	—
France	7,179,522	—	7,179,522	—
Germany	8,020,109	—	8,020,109	—
Italy	2,947,631	—	2,947,631	—
Japan	899,686	—	899,686	—
Netherlands	1,302,238	1,302,238	—	—
Norway	619,249	—	619,249	—
Singapore	741,072	—	741,072	—
South Korea	644,420	—	644,420	—
Spain	572,213	—	572,213	—
Sweden	727,347	—	727,347	—
Switzerland	2,543,402	—	2,543,402	—
Taiwan	551,080	551,080	—	—
United Kingdom	11,341,623	1,220,410	10,121,213	—
United States	39,538,809	39,538,809	—	—
Short-term investments	921,567	394,567	527,000	—
Total investments in securities	$85,449,732	$48,256,296	$37,193,436	—
Derivatives:
Liabilities
Written options	$(601,325)	$(601,325)	—	—

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       15

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       16

funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2018, the fund has a capital loss carryforward of $6,812,310 available to offset future net realized capital gains. This capital loss carryforward does not expire.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, expiration of capital loss carryforwards and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member. Securities pledged by the fund for exchange-traded transactions, if any, are identified in the Fund's investments.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       17

decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended April 30, 2019, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The fund held written options contracts with market values ranging from $255,000 to $656,000, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Written options, at value	Written options	—	($601,325)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Written options
Equity	($930,027)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Written options
Equity	($394,908)

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       18

Note 4 — Guarantees and indemnifications

Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering. The Advisor and the Distributor are indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to 0.95% of the fund's average daily managed assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. and a subadvisory agreement with Wells Capital Management (formerly known as Analytic Investors, LLC). The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average daily managed assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to $3,051 for the six months ended April 30, 2019.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.94% of the fund's average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily managed assets.

Distributor. The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1.00% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2019 and the year ended October 31, 2018, there were no compensation to the Distributor. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub placement agent.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition,

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       19

compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

In December 2018, the Board of Trustees approved a share repurchase plan. The Board of Trustees will review the plan periodically and may authorize adjustment of its terms and size. Under the current share repurchase plan, the fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2018. The current share repurchase plan will remain in effect between January 1, 2019 and December 31, 2019.

During the six months ended April 30, 2019, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts are included on the Statements of changes in net assets. The anti-dilutive impact of these share repurchases is included in the Financial highlights. Transactions in common shares for the six months ended April 30, 2019 and the year ended October 31, 2018 are presented on the Statements of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $207,613 have been prepaid by the fund. These costs are deducted from proceeds as shares are issued. As of April 30, 2019, $160,763 has been deducted from proceeds of shares issued and the remaining $46,850 is included in Other assets on the Statement of assets and liabilities.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $97,169,634 and $97,174,475, respectively, for the six months ended April 30, 2019.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       20

ADDITIONAL INFORMATION

Unaudited

Investment objective and policy

The fund is a diversified, closed-end management investment company, common shares of which were initially offered to the public in 2007. The fund's investment objective is to provide total return consisting of a high level of current income and gains and long term capital appreciation. In pursuing its investment objective of total return, the fund will seek to emphasize high current income. The fund will seek to achieve favorable after-tax returns for its shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the fund. Under normal market conditions, the fund will invest at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund also intends to write (sell) call options on a variety of both U.S. and non-U.S. broad-based indices.

Dividends and distributions

During the six months ended April 30, 2019, distributions from net investment income totaling $0.3200 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment Date	Income Distributions*
December 31, 2018	$0.1600
March 29, 2019	0.1600
Total	$0.3200

* A portion of the distributions may be deemed a tax return of capital at the fiscal year end.

Shareholder meeting

The fund held its Annual Meeting of Shareholders on Thursday, February 7, 2019. The following proposals were considered by the shareholders:

Proposal: To elect one (1) Trustee (Marianne Harrison) to serve for a two-year term ending at the 2021 Annual Meeting of Shareholders. To elect four (4) Trustees (Andrew G. Arnott, Deborah C. Jackson, James M. Oates and Steven R. Pruchansky) to serve for a three-year term ending at the 2022 Annual Meeting of Shareholders.

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Deborah C. Jackson	6,535,724.000	1,213,369.000
James M. Oates	6,566,928.000	1,182,165.000
Steven R. Pruchansky	6,552,486.000	1,196,607.000
Non-Independent Trustee
Andrew G. Arnott	6,531,257.000	1,217,836.000
Marianne Harrison	6,516,923.000	1,232,170.000

Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are: James R. Boyle, William H. Cunningham, Grace K. Fey, Hassell H. McClellan, Gregory A. Russo, Charles L. Bardelis, Peter S. Burgess and Theron S. Hoffman.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       21

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

Epoch Investment Partners, Inc. (Epoch)
Wells Capital Management Incorporated (WellsCap)

Portfolio Managers

The Investment Team at Epoch and WellsCap

Distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: HTY

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 505000 Louisville, KY 40233	Express mail: Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       22

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Advisers, LLC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-852-0218 ■ jhinvestments.com

MF838018	P14SA 4/19 6/19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.
(b)

			Total number of	Maximum number of
			shares purchased	shares that may yet
	Total number of	Average price per	as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans
Nov-18	-	-	-	-
Dec-18	-	-	-	-
Jan-19	-	-	-	1,104,444 *
Feb-19	-	-	-	1,104,444
Mar-19	-	-	-	1,104,444
Apr-19	-	-	-	1,104,444
Total	-	-

*In December 2018, the Board of Trustees approved a share repurchase plan. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2018. The current share plan will remain in effect between January 1, 2019 and December 31, 2019.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Registrant’s notice to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the Investment Company Act of 1940, as amended and Rule 19b-1 thereunder regarding distributions made pursuant to the Registrant’s Managed Distribution Plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 21, 2019